Loans (Narrative) (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jan. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans held for sale	$ 355,000.0		$ 355,000.0			$ 3,900,000
Loans serviced	35,300,000		35,300,000			41,300,000	52,100,000
Provision for loan losses						0
Investment in non accrual loans	34,400,000		34,400,000			43,800,000	59,300,000
Impairment of loans	30,600,000		30,600,000			36,100,000	52,000,000
Principal balance of loans on non accrual status	500,000		500,000			500,000
Loans on non accrual status	3,700,000		3,700,000			4,300,000	7,300,000
Loans held for sale	80,000		80,000			3,400,000	0
Accruing interest of loan	424,000		424,000			85,000	1,600,000
Loans with carrying balances not written down			37,900,000		27,900,000	27,900,000	24,800,000
Average recorded balance of impaired loans						58,700,000	54,300,000	27,200,000
Interest income from impaired loans						2,500,000	2,800,000	624,000
Troubled debt restructurings	47,100,000		47,100,000			41,600,000	31,200,000
Loan delinquent period						Thirty-one days
Purchased credit-impaired (PCI) loans held-for-investment	82,111,000		82,111,000			88,522,000
Criteria days for delinquent status			90 days or more
Delinquent status for other criteria days			Less than 90 days
Period of loan amount due			90 days
Average original impaired loans			55,900,000	62,200,000
Interest income on impaired loans	577,000.0	735,000.0	1,300,000	1,600,000
Commercial Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratio						35.00%
One-to-Four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans held for sale	275,000		275,000
Loan to value ratio	60.00%		60.00%			60.00%
TDR subsequently defaulted	257,000		257,000
Commercial And Industrial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans held for sale	80,000		80,000
Percentage of Purchase Credit Impaired Loans			55.00%
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratio	35.00%		35.00%
Percentage of Purchase Credit Impaired Loans			34.00%
Multi Family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratio						35.00%
Accrual Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans held for sale						3,900,000	1,200,000
Non Accrual Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans held for sale						3,400,000	0
Loan outstanding balance						$ 500,000